Share-based Payments - Schedule of Valuations of share-based payments (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2013	Dec. 31, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield, percentage	0.00%	5.03%		2.83%	0.00%
2012 Employee stock option plan (ESOP) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ RSUs	4,128,521		4,128,521
Weighted average share price			$ 28.10
Weighted average fair value per option	$ 7.14		$ 7.14
Valuation method			Black- Scholes- Merton
2015 Restricted stock unit Plan (RSU) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ RSUs	1,095,708		1,095,708
Weighted average share price			$ 15.04
Weighted average fair value per option	$ 14.41		$ 14.41
Valuation method			Binominal
Bottom of range [member] | 2012 Employee stock option plan (ESOP) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield, percentage			0.00%
Volatility, percentage			28.00%
Risk-free interest rate, percentage			0.29%
Expected term, years			2 years
Bottom of range [member] | 2015 Restricted stock unit Plan (RSU) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield, percentage			0.00%
Volatility, percentage			50.65%
Risk-free interest rate, percentage			2.89%
Expected term, years			0 years
Top of range [member] | 2012 Employee stock option plan (ESOP) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield, percentage			5.03%
Volatility, percentage			49.85%
Risk-free interest rate, percentage			3.85%
Expected term, years			4 years
Top of range [member] | 2015 Restricted stock unit Plan (RSU) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield, percentage			5.03%
Volatility, percentage			64.02%
Risk-free interest rate, percentage			3.19%
Expected term, years			2 years